Offerings	Jan. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 4.95% Series due January 15, 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,235,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,806.25
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Entergy Arkansas, LLC's Registration Statement on Form S-3 (File No. 333-289302-05), which was filed on August 6, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 5.75% Series due January 15, 2056
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 497,585,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,716.49
Offering Note	See Offering Note 1.